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Aberdeen Emerging Markets Debt Local Currency Fund | Aberdeen Emerging Markets Debt Local Currency Fund
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ABERDEEN FUNDS

Aberdeen Emerging Markets Debt Local Currency Fund
(the "Fund")

Supplement to the Fund's Statutory Prospectus
dated February 25, 2013, as supplemented to date

The following replaces the first paragraph and corresponding bullet points in the section entitled, "Summary–Aberdeen Emerging Markets Debt Local Currency Fund–Principal Strategies" of the Fund's Statutory prospectus:

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As a non-fundamental policy, under normal circumstances, the Emerging Markets Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or (iii) alone or on a consolidated basis derive the highest concentration of their annual revenue or earnings from goods produced, sales made or services performed in emerging markets countries. An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

Please retain this Supplement for future reference.

This Supplement is dated April 5, 2013.